Significant Accounting Policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Total revenues	$ 212,372,000	¥ 1,478,493,000	¥ 1,145,517,000	¥ 847,993,000
Contract liability
Contract liability		2,029,872,000	1,559,875,000	1,112,596,000
Future output VAT associated with contract liability		121,887,000	93,593,000	66,756,000
Refund liability		24,255,000	22,653,000	22,443,000
Deposits from students		10,577,000	8,670,000	2,428,000
Deferred revenues		2,186,591,000	1,684,791,000	1,204,223,000
Revenue recognized from contract with customer liability		881,778
Revenue recognized from performance obligations satisfied		0
Remaining performance obligation amount		¥ 2,029,872,000
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Contract liability
Revenue expected to be recognized (in months)		12 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Contract liability
Revenue expected to be recognized (in months)		18 months
One-on-one offerings
Total revenues	196,171,000	¥ 1,365,706,000	1,044,769,000	835,649,000
Small class offerings
Total revenues	$ 16,201,000	¥ 112,787,000	100,748,000	¥ 12,344,000
Prepaid credit packages
Number of lessons | item	3	3
Number of lessons taught by the foreign teacher | $	$ 2
Number of lessons taught by Chinese English teacher | $	$ 1
Total revenues		¥ 1,464,192,000	1,114,551,000
Prepaid credit packages | Minimum
Term of lessons (in minutes)	45	45
Prepaid credit packages | Maximum
Term of lessons (in minutes)	50	50
Prepaid credit packages | One-on-one offerings
Total revenues		¥ 1,351,405,000	1,013,803,000
Prepaid credit packages | One-on-one offerings | Minimum
Number of lesson credits in prepaid credit package | item	20	20
Term (in months and weeks)	3 months	3 months
Prepaid credit packages | One-on-one offerings | Maximum
Number of lesson credits in prepaid credit package | item	720	720
Term (in months and weeks)	60 months	60 months
Prepaid credit packages | Small class offerings
Total revenues		¥ 112,787,000	100,748,000
Prepaid credit packages | Small class offerings | Minimum
Term (in months and weeks)	1 month	1 month
Prepaid credit packages | Small class offerings | Maximum
Term (in months and weeks)	1 year	1 year
Credits for lessons
Total revenues		¥ 1,360,188,000	1,114,551,000
Credits for lessons | One-on-one offerings
Total revenues		1,247,401,000	1,013,803,000
Credits for lessons | Small class offerings
Total revenues		112,787,000	100,748,000
Credits for learning materials
Total revenues		101,248,000
Credits for learning materials | One-on-one offerings
Total revenues		¥ 101,248,000
Physical textbook
Number of one on one lessons exchanged | item	3	3
Total revenues		¥ 2,756,000
Physical textbook | One-on-one offerings
Total revenues		¥ 2,756,000
Learning materials
Number of online audio picture books | item	200	200
Number of recorded lessons | item	26	26
Prepaid membership packages
Number of lessons per day students can book within membership period | item	1	1
Adjustment of effects of significant financing component	true	true
Total revenues		¥ 14,301,000	30,966,000
Prepaid membership packages | Minimum
Term (in months and weeks)	3 months	3 months
Prepaid membership packages | Maximum
Term (in months and weeks)	36 months	36 months
Prepaid membership packages | One-on-one offerings
Total revenues		¥ 14,301,000	¥ 30,966,000
Copy rights
Contract liability
Estimated useful lives (in years)	5 years	5 years
Copy rights | Minimum
Contract liability
Estimated useful lives (in years)	3 years	3 years
Copy rights | Maximum
Contract liability
Estimated useful lives (in years)	10 years	10 years